Document and Entity Information	Aug. 14, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 14, 2026
Entity Registrant Name	WEREWOLF THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40366
Entity Tax Identification Number	82-3523180
Entity Address Address Line 1	303 Wyman Street
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02451
City Area Code	617
Local Phone Number	952-0555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	HOWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001785530
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	200 Talcott Ave
Entity Address Address Line 2	2nd Floor
Entity Address City Or Town	Watertown
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02472